Information by Major Geographic Area (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net sales:
Net sales	¥ 3,727,252	¥ 3,731,380	¥ 3,479,788
Operating Segments
Net sales:
Net sales	3,727,252	3,731,380	3,479,788
Long-lived assets:
Long-lived assets	1,446,817	1,423,805	1,396,100
Domestic Country
Net sales:
Net sales	2,589,179	2,652,682	2,664,240
Domestic Country | Operating Segments
Net sales:
Net sales	724,317	715,863	720,286
Long-lived assets:
Long-lived assets	950,719	984,231	1,032,598
Americas
Net sales:
Net sales	1,042,535	1,067,870	956,754
Americas | Operating Segments
Net sales:
Net sales	1,036,500	1,059,501	939,873
Long-lived assets:
Long-lived assets	157,748	131,660	112,163
Europe
Net sales:
Net sales	1,147,786	1,177,884	1,016,572
Europe | Operating Segments
Net sales:
Net sales	1,090,484	1,124,929	1,014,038
Long-lived assets:
Long-lived assets	127,700	111,609	91,904
Asia and Oceania
Net sales:
Net sales	1,589,961	1,634,945	1,483,309
Asia and Oceania | Operating Segments
Net sales:
Net sales	875,951	831,087	805,591
Long-lived assets:
Long-lived assets	¥ 210,650	¥ 196,305	¥ 159,435